                                   Form N - PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               Investment Company
                                   Form N - PX

Investment Company Act file number:

811-2281
-------------------------------------------------------------------------

  (Exact name of registrant as specified in charter)

The Hartford Income Shares Fund, Inc.
-------------------------------------------------------------------------

  (Address of principle executive offices)

P. O. Box 2999, Hartford, Connecticut 06104-2999
-------------------------------------------------------------------------

  (Name and address of agent for service)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, CT  06089
-------------------------------------------------------------------------

Registrant 's telephone number, including area code:  (860)843-9934
Date of Fiscal year-end:   12/31/2004
Date of reporting period:  07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

ACCOUNT NAME:  HARTFORD INCOME SHARES FUND, INC.

  MEETING                                                                                                 SH    MGT  VOTE   RECORD
  DATE      TICKER      COMPANY                   CUSIP     PROXY #  PROXY ITEM                          PROP   REC  CAST    DATE

12/15/04     GLBC    Global Crossing Ltd          G3921A175   1      Approve Executive Incentive Plan     n     For  For   10/25/04
12/15/04     GLBC    Global Crossing Ltd          G3921A175   2      Increase Shares Available for
                                                                      Stock Incentive Plan                n     For  For   10/25/04
12/15/04     GLBC    Global Crossing Ltd          G3921A175   3      Ratify Selection of Auditor          n     For  For   10/25/04
05/16/05     MCIP    MCI Inc.                     552691107   1      Elect Directors                      n     For  For   04/15/05
05/16/05     MCIP    MCI Inc.                     552691107   2      Ratify Selection of Auditor          n     For  For   04/15/05
05/19/05     NTLI    NTL Incorporated             62940M104   1      Elect Directors                      n     For  For   04/11/05
05/19/05     NTLI    NTL Incorporated             62940M104   2      Ratify Selection of Auditor          n     For  For   04/11/05
05/19/05     NTLI    NTL Incorporated             62940M104   3      Approve Incentive Bonus Plan         n     For  For   04/11/05
05/19/05     NTLI    NTL Incorporated             62940M104   4      Approve Equity Incentive Plan        n     For  For   04/11/05
06/14/05     GLBC    Global Crossing Limited      G3921A175   1      Increase Shares Available for
                                                                       Stock Incentive Plan               n     For  For   04/18/05
06/14/05     GLBC    Global Crossing Limited      G3921A175   2      Ratify Selection of Auditor          n     For  For   04/18/05

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management 's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation.
   Where management has made no recommendation on a ballot item, the abbreviation N/A is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
-------------------------------------------------------------------------
       (Registrant)


By _____/s/ David M. Znamierowski__________President______________________
       (Signature & Title)


Date ____August 24, 2005___________________________________________________





                                       2